Condensed Financial Information - Parent Company Only - Additional Information (Details) - Parent	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about consolidated structured entities [line items]
Restricted net assets exceed percentage of consolidated net assets	25.00%	25.00%
Maximum
Disclosure of information about consolidated structured entities [line items]
Percentage of lending capital from bank	10.00%